CONSOLIDATED STATEMENTS OF EQUITY Statement - USD ($) $ in Thousands	Total	CIFC LLC	CIFC Corp	Common Stock [Member]	Treasury Stock	Common stock par [Member]	Treasury stock Par [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Retained Earnings, Appropriated [Member]	CIFC LLC	CIFC LLC Common Stock [Member]	CIFC LLC Treasury Stock	CIFC LLC Common stock par [Member]	CIFC LLC Treasury stock Par [Member]	CIFC LLC Additional Paid-in Capital [Member]	CIFC LLC Retained Earnings [Member]	CIFC LLC Noncontrolling Interest [Member]	CIFC LLC Retained Earnings, Appropriated [Member]	CIFC Corp	CIFC Corp Common Stock [Member]	CIFC Corp Treasury Stock	CIFC Corp Common stock par [Member]	CIFC Corp Treasury stock Par [Member]	CIFC Corp Additional Paid-in Capital [Member]	CIFC Corp Retained Earnings [Member]	CIFC Corp Noncontrolling Interest [Member]	CIFC Corp Retained Earnings, Appropriated [Member]	CIFC Corp CIFC LLC Retained Earnings [Member]
Beginning Balance, Common shares at Dec. 31, 2013													20,791,000									20,791,000
Treasury stock, shares at Dec. 31, 2013														130,000									130,000
Beginning Balance at Dec. 31, 2013		$ 151,260	$ 151,260									$ 307,753			$ 21	$ (914)	$ 963,011	$ (810,858)	$ 5,107	$ 151,386	$ 307,753			$ 21	$ (914)	$ 963,011	$ (810,858)	$ 5,107	$ 151,386
Net income (loss)		8,381	8,381									(12,323)						8,381	4,840	(25,544)	(12,323)						8,381	4,840	(25,544)
Exercise of warrants, shares													99,000									99,000
Exercise of warrants		128	128									128					128				128					128
Extension of warrants		200	200									200					200				200					200
Share-based compensation, net, shares													51,000									51,000
Share-based compensation, net		2,697	2,697									2,697					2,697				2,697					2,697
Exercise of options		617	617									617					617				617					617
Exercised options Shares													120,000									120,000
Conversion of Convertible Notes, shares													4,132,000									4,132,000
Conversion of Convertible Notes		22,255	22,255									22,255			4		22,251				22,255			4		22,251
Contribution from noncontrolling interests												93,487							93,487		93,487							93,487
Distributions to noncontrolling interests												(27,098)							(27,098)		(27,098)							(27,098)
Consolidation of Consolidated Entities												149,037							140,115	8,922	149,037							140,115	8,922
Deconsolidation of Consolidated Entities												(5,633)							(5,633)		(5,633)							(5,633)
Dividends, Paid-in-kind																					0
Dividends, Cash		(9,218)	(9,218)									(9,218)						(9,218)			(9,218)						(9,218)
Ending Balance at Dec. 31, 2014	$ 521,902	176,320	176,320			$ 25	$ (914)	$ 988,904	$ (811,695)	$ 210,818	$ 134,764	$ 521,902			25	(914)	988,904	(811,695)	210,818	134,764	$ 521,902			25	(914)	988,904	(811,695)	210,818	134,764
Treasury stock, shares at Dec. 31, 2014					(130,000)							130,444		130,000							130,444		130,000
Ending Balance, Common shares at Dec. 31, 2014				25,193,000									25,193,000									25,193,000
Adoption of ASU 2015-02 (Note 3)	(332,270)									(204,393)	(127,877)
Adoption of ASU 2014-13 (Note 3)	(6,887)										(6,887)
Net income (loss)	5,682	5,428							5,428	254	0
Share-based compensation, net	1,415	1,415						1,415
Exercise of options	129	129						129
Exercised options Shares				25,000
Contribution from noncontrolling interests	12,100									12,100
Distributions to noncontrolling interests	(970)									(970)
Dividends, Cash	(2,543)	(2,543)							(2,543)
Ending Balance at Mar. 31, 2015	198,558	180,749				25	(914)	990,448	(808,810)	17,809	0
Treasury stock, shares at Mar. 31, 2015					(130,000)
Ending Balance, Common shares at Mar. 31, 2015				25,301,000
Beginning Balance, Common shares at Dec. 31, 2014				25,193,000									25,193,000									25,193,000
Treasury stock, shares at Dec. 31, 2014					(130,000)							130,444		130,000							130,444		130,000
Beginning Balance at Dec. 31, 2014	$ 521,902	176,320	176,320			25	(914)	988,904	(811,695)	210,818	134,764	$ 521,902			25	(914)	988,904	(811,695)	210,818	134,764	$ 521,902			25	(914)	988,904	(811,695)	210,818	134,764
Adoption of ASU 2015-02 (Note 3)										(204,393)	(127,877)	(332,270)							(204,393)	(127,877)	(332,270)							(204,393)	(127,877)
Adoption of ASU 2014-13 (Note 3)											(6,887)	(6,887)								(6,887)	(6,887)								(6,887)
Net income (loss)		334	384									965						334	631		1,015						384	631
Extension of warrants		350	350									350					350				350					350
Repurchases of common stock, shares													(168,000)	(168,000)								(168,000)	(168,000)
Repurchases of common shares		(1,151)	(1,151)									(1,151)				(1,151)					(1,151)				(1,151)
Treasury stock, shares retired														298,000									298,000
Treasury stock retired		0	0									0				2,065	(2,065)				0				2,065	(2,065)
Share-based compensation, net, shares													255,000									255,000
Share-based compensation, net		5,286	5,286									5,286					5,286				5,286					5,286
Exercise of options		(56)	(56)									(56)					(56)				(56)					(56)
Exercised options Shares													35,000									35,000
Conversion of Convertible Notes																	0									0
Contribution from noncontrolling interests												16,100							16,100		16,100							16,100
Distributions to noncontrolling interests												(15,307)							(15,307)		(15,307)							(15,307)
Deconsolidation of Consolidated Entities			0																		(7,849)							(7,849)
Dividends, Paid-in-kind			(110,000)																		(110,000)									$ (110,000)
Dividends, Cash		(10,130)	(10,130)									(10,130)						(10,130)			(10,130)						(10,130)
Ending Balance at Dec. 31, 2015	$ 178,802	170,953	$ 61,003			25	0	992,419	(821,491)	7,849	0	$ 178,802			$ 25	$ 0	$ 992,419	$ (821,491)	$ 7,849	$ 0	$ 61,003			$ 25	$ 0	$ 992,419	$ (931,441)	$ 0	$ 0
Treasury stock, shares at Dec. 31, 2015	0				0							0		0							0		0
Ending Balance, Common shares at Dec. 31, 2015				25,315,000									25,315,000									25,315,000
Net income (loss)	$ 4,507	4,505							4,505	2
Repurchases of common stock, shares				0	(75,000)
Repurchases of common shares	(435)	(435)					(435)
Share-based compensation, net	2,135	2,135						2,135
Exercise of options	212	212						212
Exercised options Shares				50,000
Distributions to noncontrolling interests	(83)									(83)
Dividends, Cash	(8,670)	(8,670)							(8,670)
Ending Balance at Mar. 31, 2016	$ 176,468	$ 168,700				$ 25	$ (435)	$ 994,766	$ (825,656)	$ 7,768	$ 0
Treasury stock, shares at Mar. 31, 2016	75,296				75,000
Ending Balance, Common shares at Mar. 31, 2016				25,574,000